Income (loss) per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Income (loss) per share	Income (loss) per share
Basic losses per share is calculated by dividing income (loss) attributable to equity holders of the Group by the weighted-
average number of outstanding ordinary shares for the period.
Diluted losses per share are calculated by adjusting the weighted average number of ordinary outstanding shares to assume conversion of all dilutive potential ordinary shares.

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024		FOR THE SIX MONTHS ENDED JUNE 30, 2025
Weighted average number of outstanding shares	62,919,401	63,440,023	62,918,529	—	63,409,688
Net loss for the period	(38,771)	(48,414)	(81,638)	—	(100,784)
Basic and diluted loss per share (€/share)	(0.62)	(0.76)	(1.30)		(1.59)
Since net results for the three- and six-month periods ended June 30, 2024 and 2025 are losses, potentially dilutive instruments (BCEs,
BSAs, AGAs, the OCABSA, the Kreos / Claret BSAs and the Heights notes) have been excluded from the computation of diluted weighted-average shares outstanding, because such instruments had an antidilutive impact. Consequently, the diluted losses per share are the same as the basic losses per share.